Semi-Annual Report as of
September 30, 1999 (Unaudited)



SEI INDEX FUNDS



--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------
Bond Index
--------------------------------------------------------------------------------

SEI
Investments {Logo Omitted]
The art of people.
The science of results.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Statements of Net Assets.............................................     1
Statement of Operations..............................................    11
Statement of Changes in Net Assets...................................    12
Financial Highlights.................................................    13
Notes to Financial Statements........................................    14

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


S&P 500 Index Fund
-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
Common Stocks -- 97.0%
Aerospace & Defense -- 0.2%
   Raytheon, Cl B                     76,440      $  3,793
                                                  --------
Agriculture -- 0.1%
   Pioneer Hi Bred International      54,200         2,158
                                                  --------
Air Transportation -- 0.3%
   AMR*                               34,070         1,857
   Delta Air Lines                    31,770         1,541
   FDX*                               67,304         2,608
   Southwest Airlines                114,100         1,733
   US Air Group*                      16,265           427
                                                  --------
                                                     8,166
                                                  --------
Aircraft -- 1.4%
   Allegheny Teledyne                 43,048           726
   Allied Signal                     124,440         7,459
   Boeing                            217,271         9,261
   General Dynamics                   45,060         2,813
   Lockheed Martin                    89,432         2,923
   Northrop                           15,765         1,002
   Rockwell International             43,230         2,270
   Textron                            34,010         2,632
   United Technologies               108,944         6,462
                                                  --------
                                                    35,548
                                                  --------
Apparel/Textiles -- 0.1%
   Fruit of the Loom, Cl A*           16,400            54
   Liz Claiborne                      13,850           429
   Russell                             7,565           107
   Springs Industries, Cl A            4,070           138
   VF                                 26,860           833
                                                  --------
                                                     1,561
                                                  --------
Automotive -- 1.4%
   Cooper Tire & Rubber               17,200           303
   Dana                               37,457         1,391
   Delphi Automotive Systems*        127,817         2,053
   Eaton                              16,330         1,409
   Fleetwood Enterprises               7,490           151
   Ford Motor                        273,740        13,738
   General Motors                    145,730         9,172
   Genuine Parts                      40,492         1,076
   Goodyear Tire & Rubber             35,370         1,702
   ITT Industries                     19,865           632
   Navistar International*            14,926           694
   Paccar                             17,708           901
   TRW                                27,420         1,364
                                                  --------
                                                    34,586
                                                  --------
Banks -- 5.9%
   Amsouth Bancorp                    40,000           938
   Bank of America                   390,812        21,763


-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Bank of New York                  166,300     $   5,561
   Bank One                          265,301         9,236
   Bankboston                         67,724         2,938
   BB&T                               72,300         2,341
   Chase Manhattan                   189,277        14,267
   Comerica                           35,350         1,790
   Fifth Third Bancorp                61,350         3,733
   First Union                       216,414         7,696
   Firstar                           222,694         5,707
   Fleet Financial Group             128,832         4,718
   Golden West Financial              12,405         1,219
   Huntington Bancshares              52,167         1,386
   JP Morgan                          39,730         4,539
   KeyCorp                           101,542         2,621
   Mellon Bank                       116,320         3,926
   National City                     139,800         3,731
   Northern Trust                     25,200         2,104
   PNC Bank                           68,760         3,623
   Regions Financial                  50,600         1,518
   Republic New York                  23,700         1,456
   SouthTrust                         37,900         1,360
   State Street                       36,500         2,359
   Summit Bancorp                     40,100         1,301
   SunTrust Banks                     72,830         4,789
   Synovus Financial                  61,400         1,147
   US Bancorp                        165,531         4,997
   Union Planters                     32,300         1,316
   Wachovia                           45,678         3,591
   Washington Mutual                 130,947         3,830
   Wells Fargo                       373,052        14,782
                                                  --------
                                                   146,283
                                                  --------
Broadcasting, Newspapers &
   Advertising -- 0.8%
   Clear Channel Communications*      76,400         6,102
   Mediaone Group*                   137,160         9,370
   Omnicom Group                      40,200         3,183
                                                  --------
                                                    18,655
                                                  --------
Chemicals -- 1.5%
   Air Products & Chemicals           51,940         1,510
   Avery Dennison                     25,630         1,352
   BF Goodrich                        24,850           721
   Dow Chemical                       49,750         5,653
   Eastman Chemical                   17,691           708
   EI du Pont de Nemours             220,286        13,410
   FMC*                                7,165           346
   Great Lakes Chemical               13,200           502
   Hercules                           23,995           687
   Monsanto                          143,350         5,116
   Nalco Chemical                     14,600           737
   Praxair                            36,065         1,659
   Rohm & Haas                        49,223         1,778

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


S&P 500 Index Fund -- Continued
-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Union Carbide                      30,165      $  1,714
   WR Grace*                          16,100           259
                                                  --------
                                                    36,152
                                                  --------
Communications -- 9.3%
   Alltel                             68,982         4,855
   Ameritech                         248,720        16,711
   Andrew*                            18,515           322
   AT&T                              722,887        31,446
   Bell Atlantic                     351,314        23,648
   BellSouth                         428,212        19,270
   Comcast, Cl A*                    169,554         6,761
   GTE                               221,880        17,057
   Harris*                            18,030           498
   Interpublic Group                  63,800         2,624
   Lucent Technologies               693,232        44,973
   Marriott International, Cl A*      56,240         1,838
   Motorola                          137,460        12,096
   SBC Telecommunications            445,032        22,724
   Scientific-Atlanta                 17,284           857
   Sprint                            196,200        10,644
   Tellabs*                           88,600         5,045
   Viacom, Cl B*                     157,600         6,659
                                                  --------
                                                   228,028
                                                  --------
Communications Equipment -- 1.1%
   ADC Telecommunications*            30,700         1,287
   General Instrument*                39,200         1,887
   Network Appliance*                 16,700         1,196
   Nortel Networks                   300,200        15,310
   Qualcomm*                          36,300         6,868
                                                  --------
                                                    26,548
                                                  --------
Computers & Services -- 15.6%
   America Online*                   250,700        26,073
   Apple Computer*                    36,420         2,306
   Cabletron Systems*                 39,300           617
   Ceridian*                          32,730           814
   Cirrus Logic*                      29,200         2,351
   Cisco Systems*                    735,500        50,428
   Compaq Computer*                  384,556         8,821
   Computer Associates International 121,652         7,451
   Computer Sciences*                 36,220         2,547
   Data General*                      11,470           242
   Dell Computer*                    574,800        24,034
   EMC*                              229,300        16,381
   First Data                         97,104         4,260
   Gateway*                           70,900         3,151
   Hewlett Packard                   229,260        21,092
   IBM                               409,220        49,669
   Microsoft*                      1,154,600       104,563
   Novell*                            75,700         1,566
   Oracle Systems*                   325,614        14,815



-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Pitney Bowes                       60,520     $   3,688
   Seagate Technology*                50,400         1,553
   Shared Medical Systems              5,995           280
   Silicon Graphics*                  42,700           467
   Sun Microsystems*                 175,100        16,284
   Tandy                              43,688         2,258
   Texas Instruments                 177,740        14,619
   Unisys*                            69,185         3,122
                                                  --------
                                                   383,452
                                                  --------
Construction -- 0.3%
   Armstrong World Industries          8,965           403
   Centex                             13,480           399
   Fluor                              17,130           689
   Foster Wheeler                      9,265           112
   Halliburton                        99,810         4,092
   McDermott International            13,365           271
   Owens-Corning Fiberglass           12,365
                                                  --------
                                                     6,234
                                                  --------
Containers & Packaging -- 0.1%
   Ball                                6,895           304
   Crown Cork & Seal                  27,685           671
   Newell Rubbermaid                  63,736         1,820
   Owens-Illinois*                    35,300           699
                                                  --------
                                                     3,494
                                                  --------
Drugs -- 0.0%
   Watson Pharmaceuticals*            21,700           663
                                                  --------
Electrical Services -- 0.5%
   AES*                               43,400         2,561
   Ameren                             31,000         1,172
   CMS Energy                         26,700           906
   Consolidated Edison                49,990         2,075
   Constellation Energy Group*        33,895           953
   FirstEnergy*                       53,005         1,352
   Florida Progress                   22,300         1,031
   New Century Energies               26,000           869
   Niagara Mohawk Holdings*           42,365           654
   Reliant Energy                     66,951         1,812
                                                  --------
                                                    13,385
                                                  --------
Electronic & Other Electrical Equipment -- 3.2%
   3Com*                              80,900         2,326
   Advanced Micro Devices*            33,230           571
   Autodesk                           13,300           291
   Automatic Data Processing         139,940         6,245
   Honeywell                          28,860         3,212
   Intel                             748,380        55,614
   Johnson Controls                   19,330         1,282
   LSI Logic*                         33,300         1,715
   Micron Technology                  56,600         3,767

--------------------------------------------------------------------------------



-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Millipore                          10,190      $    383
   National Semiconductor*            38,012         1,159
   Tektronix                          10,655           357
   Thomas & Betts                     12,840           655
                                                  --------
                                                    77,577
                                                  --------
Entertainment -- 0.0%
   Mirage Resorts*                    45,000           633
                                                  --------
Environmental Services -- 0.2%
   Allied Waste Industries*           42,600           498
   Ecolab                             29,300         1,000
   Laidlaw                            74,700           504
   Waste Management*                 140,114         2,697
                                                  --------
                                                     4,699
                                                  --------
Financial Services -- 3.6%
   Allstate*                         180,604         4,504
   American Express                  101,647        13,684
   Associates First Capital          164,692         5,929
   Bear Stearns                       26,355         1,013
   Capital One Financial              44,600         1,739
   Charles Schwab                    185,000         6,232
   Countrywide Credit Industries      25,500           822
   Equifax                            32,500           914
   FHLMC                             157,300         8,180
   FNMA                              231,860        14,535
   Franklin Resources                 57,000         1,753
   Household International           108,291         4,345
   Lehman Brothers Holding            27,100         1,580
   MBNA                              181,412         4,138
   Merrill Lynch                      83,600         5,617
   Morgan Stanley                    129,061        11,511
   Painewebber Group                  32,900         1,193
   SLM Holding                        36,400         1,565
                                                  --------
                                                    89,254
                                                  --------
Food, Beverage & Tobacco -- 4.8%
   Adolph Coors, Cl B                  8,265           447
   Anheuser Busch                    105,700         7,406
   Archer-Daniels-Midland            139,689         1,702
   Bestfoods                          63,020         3,056
   Brown-Forman, Cl B                 15,560           971
   Campbell Soup                      98,260         3,844
   Coca-Cola                          96,200         2,171
   Coca-Cola                         558,660        26,851
   Conagra                           110,484         2,493
   Fortune Brands                     37,640         1,214
   General Mills                      34,560         2,804
   Hershey Foods                      31,500         1,534
   HJ Heinz                           81,020         3,484
   Kellogg                            91,680         3,432
   Nabisco Group Holdings             73,800         1,107
   PepsiCo                           330,780        10,006



-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Philip Morris                     540,730      $ 18,486
   Quaker Oats                        30,260         1,872
   Ralston-Ralston Purina Group       73,180         2,035
   Sara Lee                          204,360         4,790
   Seagram                            97,800         4,450
   Supervalu                          31,360           684
   Sysco                              74,820         2,623
   Unilever NV**                     129,250         8,805
   UST                                39,340         1,188
   William Wrigley, Jr.               26,305         1,810
                                                  --------
                                                   119,265
                                                  --------
Footwear -- 0.2%
   Nike, Cl B                         63,620         3,618
   Reebok International               12,720           136
                                                  --------
                                                     3,754
                                                  --------
Gas/Natural Gas -- 0.1%
   Oneok*                              7,100           215
   Sempra Energy*                     54,427         1,133
                                                  --------
                                                     1,348
                                                  --------
Glass Products -- 0.3%
   Corning                            55,360         3,796
   PPG Industries                     39,190         2,351
                                                  --------
                                                     6,147
                                                  --------
Household Products -- 2.8%
   Alberto-Culver, Cl B               12,580           291
   Avon Products                      59,040         1,465
   Clorox                             53,418         2,043
   Colgate Palmolive                 131,976         6,038
   Danaher*                           32,100         1,691
   Gillette                          245,476         8,331
   International Flavors & Fragrances 23,995           828
   Jostens                             7,650           146
   Masco                             100,180         3,106
   Maytag                             19,730           657
   Minnesota Mining &
     Manufacturing                    91,130         8,754
   National Service Industries         9,085           286
   Procter & Gamble                  300,508        28,173
   Sherwin Williams                   38,260           801
   Snap-On Tools                      14,797           481
   Solectron*                         61,000         4,381
   Stanley Works                      20,130           507
   Tupperware                         13,050           264
   Whirlpool                          17,105         1,117
                                                  --------
                                                    69,360
                                                  --------
Insurance -- 4.3%
   Aetna                              31,887         1,570
   Aflac                              60,200         2,521

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


S&P 500 Index Fund -- Continued
-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   American General                   56,339      $  3,560
   American International Group      350,247        30,450
   Aon                                57,875         1,711
   Chubb                              39,918         1,988
   Cigna                              44,990         3,498
   Cincinnati Financial               37,300         1,400
   Citigroup                         764,056        33,618
   Conseco                            73,953         1,428
   Hartford Financial Services Group  51,130         2,090
   Jefferson Pilot                    23,905         1,510
   Lincoln National                   44,960         1,689
   Loews                              24,300         1,706
   Marsh & McLennan                   59,715         4,090
   MBIA                               22,600         1,054
   MGIC Investment                    24,700         1,179
   Progressive of Ohio                16,500         1,348
   Providian Financial                32,095         2,542
   SAFECO                             29,720           832
   St Paul                            51,276         1,410
   Torchmark                          30,074           778
   United Healthcare                  39,200         1,909
   Unumprovident                      54,073         1,592
   Wellpoint Health Networks*         14,800           844
                                                  --------
                                                   106,317
                                                  --------
Lumber & Wood Products -- 0.1%
   Georgia-Pacific                    38,800         1,571
   Louisiana-Pacific                  24,312           380
                                                  --------
                                                     1,951
                                                  --------
Machinery -- 5.1%
   Applied Materials*                 84,900         6,596
   Baker Hughes                       74,348         2,156
   Black & Decker                     19,635           897
   Briggs & Stratton                   5,240           306
   Brunswick                          20,730           516
   Case Equipment                     17,600           877
   Caterpillar                        80,400         4,407
   Cooper Industries                  21,395         1,000
   Crane                              15,319           344
   Cummins Engine                      9,540           475
   Deere                              52,890         2,046
   Dover                              47,140         1,927
   Emerson Electric                   98,330         6,213
   General Electric                  742,060        87,980
   Illinois Tool Works                56,640         4,223
   Ingersoll Rand                     37,305         2,049
   Kaufman & Broad Home               10,837           224
   Milacron                            8,295           147
   NACCO Industries, Cl A              1,825           128
   Pall                               28,093           651
   Parker-Hannifin                    24,578         1,101
   PULTE                               9,790           213



-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Tenneco                            38,512      $    655
   Timken                             13,940           225
   WW Grainger                        21,080         1,013
                                                  --------
                                                   126,369
                                                  --------
Marine Transportation -- 0.2%
   Carnival, Cl A                    138,800         6,038
                                                  --------
Measuring Devices -- 0.2%
   KLA Instruments*                   19,900         1,294
   Mallinckrodt                       16,085           486
   PE - PE Biosystems                 23,130         1,671
   Thermo Electron*                   35,700           480
                                                  --------
                                                     3,931
                                                  --------
Medical Products & Services -- 9.7%
   Abbott Laboratories               344,120        12,646
   Allergan                           14,900         1,639
   Alza*                              23,020           986
   American Home Products            295,580        12,267
   Amgen*                            115,400         9,405
   Bausch & Lomb                      12,980           856
   Baxter International               65,873         3,969
   Becton, Dickinson                  56,620         1,589
   Biomet*                            25,400           668
   Boston Scientific*                 93,500         2,308
   Bristol-Myers Squibb              449,380        30,333
   Columbia HCA Healthcare           127,659         2,705
   CR Bard                            11,635           548
   Eli Lilly                         247,320        15,828
   Guidant                            68,300         3,663
   Healthsouth Rehabilitation*        93,812           569
   Humana*                            37,900           261
   Johnson & Johnson                 304,140        27,943
   Manor Care*                        24,247           417
   Medtronic                         265,480         9,425
   Merck                             530,650        34,393
   Pfizer                            876,620        31,504
   Pharmacia & Upjohn                114,642         5,689
   Schering Plough                   332,120        14,489
   Sigma Aldrich                      22,800           724
   St Jude Medical                    19,150           603
   Tenet Healthcare*                  70,260         1,234
   Warner Lambert                    193,360        12,834
                                                  --------
                                                   239,495
                                                  --------
Metal & Metal Industries -- 0.5%
   Alcan Aluminum                     51,052         1,595
   Asarco                              8,965           240
   Barrick Gold                       88,200         1,918
   Bethlehem Steel*                   29,630           219
   Cyprus AMAX Minerals               20,402           400
   Engelhard                          28,517           519

-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   Freeport-McMoran Copper &
     Gold, Cl B                       37,000      $    576
   Homestake Mining                   58,900           541
   Inco                               43,400           928
   Newmont Mining                     37,922           981
   Nucor                              19,680           937
   Phelps Dodge                       13,130           723
   Placer Dome Group                  73,629         1,095
   Reynolds Metals                    14,235           859
   USX-US Steel Group                 19,967           514
   Worthington Industries             20,722           352
                                                  --------
                                                    12,397
                                                  --------
Metals & Mining -- 0.0%
   Vulcan Materials                   22,700           831
                                                  --------
Miscellaneous Business Services -- 0.7%
   Adobe Systems                      13,800         1,566
   BMC Software*                      54,182         3,877
   Cendant*                          163,010         2,893
   Compuware*                         80,800         2,106
   Electronic Data Systems           111,500         5,903
   Parametric Technology*             60,900           822
   Peoplesoft*                        55,000           932
                                                  --------
                                                    18,099
                                                  --------
Miscellaneous Manufacturing -- 0.8%
   Tyco International                189,270        19,542
                                                  --------
Oil & Gas -- 4.5%
   Amerada Hess                       20,430         1,251
   Ashland                            16,325           549
   Atlantic Richfield                 72,960         6,466
   Burlington Resources               40,163         1,476
   Chevron                           148,320        13,163
   Coastal                            48,304         1,977
   Exxon                             549,190        41,704
   Helmerich & Payne                  11,190           283
   Kerr McGee                         19,552         1,077
   Mobil                             177,190        17,852
   Occidental Petroleum               78,830         1,823
   Phillips Petroleum                 57,235         2,790
   Rowan*                             18,805           306
   Schlumberger                      123,834         7,716
   Texaco                            125,020         7,892
   Unocal                             54,790         2,031
   USX-Marathon Group                 69,835         2,043
                                                  --------
                                                   110,399
                                                  --------
Paper & Paper Products -- 0.8%
   Bemis                              11,790           399
   Boise Cascade                      12,931           471
   Champion International             21,800         1,120
   Fort James                         49,927         1,332


-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
   International Paper                93,489      $  4,493
   Kimberly-Clark                    120,574         6,330
   Mead                               23,220           798
   Potlatch                            6,570           271
   Temple-Inland                      12,590           762
   Westvaco                           22,690           581
   Weyerhaeuser                       45,470         2,620
   Willamette Industries              25,200         1,087
                                                  --------
                                                    20,264
                                                  --------
Petroleum & Fuel Products -- 0.1%
   Anadarko Petroleum                 28,900           883
   Apache                             25,700         1,110
   Union Pacific Resources            56,991           915
                                                  --------
                                                     2,908
                                                  --------
Petroleum Refining -- 1.4%
   Conoco*                           141,866         3,884
   Royal Dutch Petroleum             485,040        28,648
   Sunoco                             20,470           560
   Tosco                              34,500           871
                                                  --------
                                                    33,963
                                                  --------
Photographic Equipment & Supplies -- 0.5%
   Eastman Kodak                      71,665         5,406
   Polaroid                           10,058           262
   Xerox                             150,050         6,293
                                                  --------
                                                    11,961
                                                  --------
Printing & Publishing -- 1.4%
   American Greetings, Cl A           15,200           391
   Deluxe                             17,155           583
   Dow Jones                          20,500         1,094
   Gannett                            63,270         4,377
   Knight-Ridder                      18,370         1,008
   McGraw-Hill                        44,540         2,155
   Meredith                           11,780           428
   New York Times, Cl A               39,360         1,476
   RR Donnelley & Sons                28,860           833
   Time Warner                       292,628        17,777
   Times Mirror, Cl A                 16,265         1,070
   Tribune                            53,620         2,668
                                                  --------
                                                    33,860
                                                  --------
Professional Services -- 0.3%
   Dun & Bradstreet*                  36,432         1,088
   EG&G                               10,440           416
   H&R Block                          22,170           963
   Ikon Office Solutions              33,830           362
   IMS Health*                        70,764         1,614
   Paychex                            55,650         1,899
   Service International              61,544           650
                                                  --------
                                                     6,992
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


S&P 500 Index Fund -- Concluded
-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
Railroads -- 0.0%
   Kansas City Southern Industries    25,000      $  1,161
                                                  --------
Recreational Products & Services -- 0.7%
   Harrah's Entertainment*            29,085           807
   Hasbro                             44,067           945
   Hilton Hotels                      57,605           569
   King World Productions*            16,124           605
   Mattel                             95,065         1,806
   Walt Disney                       466,501        12,071
                                                  --------
                                                    16,803
                                                  --------
Retail -- 6.4%
   Albertson's                        95,123         3,763
   Autozone*                          33,700           946
   Best Buy*                          46,100         2,861
   Circuit City Stores                45,400         1,915
   Consolidated Stores*               24,924           550
   Costco Wholesale*                  49,658         3,575
   CVS                                88,713         3,621
   Darden Restaurants*                29,860           584
   Dayton-Hudson                      99,980         6,005
   Dillards, Cl A                     24,220           492
   Dollar General                     50,768         1,567
   Federated Department Stores*       47,200         2,062
   Great Atlantic & Pacific Tea        8,665           263
   Harcourt General                   16,166           673
   Home Depot                        335,522        23,025
   JC Penney                          59,630         2,050
   Kmart*                            111,680         1,305
   Kohls*                             36,800         2,433
   Kroger*                           187,620         4,139
   Longs Drug Stores*                  8,790           263
   Lowe's                             86,288         4,207
   May Department Stores              75,543         2,753
   McDonald's                        306,400        13,175
   Nordstrom                          31,760           858
   Office Depot*                      84,800           864
   Pep Boys                           11,950           178
   Rite Aid                           58,660           810
   Sears Roebuck                      86,025         2,699
   Staples*                          105,150         2,294
   The Gap                           194,030         6,209
   The Limited                        48,448         1,853
   TJX                                71,840         2,016
   Too*                                1,106            20
   Toys R Us*                         55,965           839
   Tricon Global Restaurants*         34,798         1,425
   Wal-Mart Stores                 1,006,740        47,883
   Walgreen                          226,960         5,759
   Wendy's International              27,475           725
   Winn Dixie Stores                  33,660           999
                                                  --------
                                                   157,658
                                                  --------



-----------------------------------------------------------
                                                  Market
                                      Shares    Value (000)
-----------------------------------------------------------
Rubber & Plastic -- 0.0%
   Sealed Air*                        18,886      $    969
                                                  --------
Specialty Machinery -- 0.3%
   CBS                               159,380         7,371
                                                  --------
Steel & Steel Works -- 0.2%
   Alcoa                              82,966         5,149
                                                   --------
Telephones & Telecommunication -- 2.2%
   Centurytel                         31,500         1,280
   Global Crossing*                  173,760         4,605
   MCI WorldCom*                     423,707        30,454
   Nextel Communications, Cl A*       75,000         5,086
   Sprint (PCS Group)*                99,450         7,415
   US West                           114,216         6,517
                                                  --------
                                                    55,357
                                                  --------
Transportation Services -- 0.4%
   Burlington Northern-Santa Fe      105,100         2,890
   CSX                                49,218         2,086
   Norfolk Southern                   86,100         2,109
   Ryder System                       15,830           323
   Union Pacific                      56,040         2,693
                                                  --------
                                                    10,101
                                                  --------
Utilities, Electric & Gas -- 2.0%
   American Electric Power            43,725         1,492
   Carolina Power & Light             36,100         1,277
   Central & South West               48,100         1,016
   Cinergy                            35,992         1,019
   Columbia Gas System                18,572         1,028
   Consolidated Natural Gas           21,730         1,355
   Dominion Resources                 43,375         1,957
   DTE Energy                         32,735         1,183
   Duke Power                         82,606         4,554
   Eastern Enterprises                 6,091           283
   Edison International               78,540         1,910
   Enron                             161,468         6,661
   Entergy                            55,820         1,615
   FPL Group                          40,628         2,047
   General Public Utilities           28,400           927
   Nicor                              10,700           398
   Northern States Power              34,920           753
   Pacificorp                         67,300         1,354
   PECO Energy                        42,175         1,582
   Peoples Energy                      8,040           283
   PG&E                               86,845         2,247
   PP&L Resources                     35,700           966
   Public Service Enterprise          49,583         1,915
   Sonat                              24,930           989

-----------------------------------------------------------
                                   Shares/Face     Market
                                   Amount (000)  Value (000)
-----------------------------------------------------------
   Southern                          154,526    $    3,979
   Texas Utilities                    62,535         2,333
   UNICOM                             49,195         1,817
   Williams                           98,190         3,676
                                                ----------
                                                    50,616
                                                ----------
Wholesale -- 0.4%
   Cardinal Health                    61,658         3,360
   McKesson HBOC                      63,591         1,844
   Safeway*                          115,500         4,396
                                                ----------
                                                     9,600
                                                ----------
Total Common Stocks
   (Cost $1,398,949)                             2,390,845
                                                ----------

U.S. Treasury Obligations -- 0.1%
   U.S. Treasury Bill (A)
      4.570%, 10/14/99               $ 3,500         3,494
      4.570%, 12/16/99                   275           271
                                                ----------
Total U.S. Treasury Obligations
   (Cost $3,766)                                     3,765
                                                ----------

Repurchase Agreement -- 2.2%
   JP Morgan
     5.350%, dated 09/30/99, matures
     10/01/99, repurchase price
     $54,142,000, (collateralized by
     various FNMA obligations and
     FHLMC obligations, total par
     value $59,569,000, 6.000%-6.500%,
     12/01/28-07/01/29, total market
     value: $55,217,000)              54,134        54,134
                                                ----------
Total Repurchase Agreements
   (Cost $54,134)                                   54,134
                                                ----------
Total Investments -- 99.3%
   (Cost $1,456,849)                             2,448,744
                                                ----------
Other Assets and Liabilities, Net -- 0.7%           16,608
                                                ----------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 43,221,580 outstanding shares
   of beneficial interest                          646,993
Portfolio Shares of Class E (unlimited
   authorization -- no par value) based
   on 18,283,449 outstanding shares
   of beneficial interest                          808,606
Undistributed net investment income                  6,681





-----------------------------------------------------------
                                       Face        Market
                                   Amount (000)  Value (000)
-----------------------------------------------------------
Accumulated net realized gain
   on investments                                $  10,943
Net unrealized appreciation on investments         991,895
Net unrealized appreciation on futures                 234
                                                ----------
Total Net Assets -- 100.0%                      $2,465,352
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $40.11
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                       $40.01
                                                    ======

(A) Securities pledged as collateral on open futures contracts
 *  Non-Income producing security
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association

Bond Index Fund

U.S. Treasury Obligations -- 31.3%
   U.S. Treasury Bonds
     13.125%, 05/15/01                $  325        $  362
     11.625%, 11/15/02                   200           232
     10.750%, 05/15/03                 2,500         2,888
      8.750%, 05/15/17                   445           551
      8.875%, 02/15/19                 1,165         1,473
      8.500%, 02/15/20                   600           737
      8.000%, 11/15/21                   300           355
      7.625%, 11/15/22                 1,425         1,629
      6.750%, 08/15/26                   300           314
      6.500%, 11/15/26                   475           483
      6.625%, 02/15/27                   625           646
      6.375%, 08/15/27                   150           150
   U.S. Treasury Notes
      6.125%, 09/30/00                   600           604
      6.375%, 03/31/01                 1,500         1,516
      7.875%, 08/15/01                 2,000         2,077
      7.500%, 11/15/01                   300           311
      6.250%, 01/31/02                   300           304
      6.625%, 04/30/02                   850           868
      6.500%, 05/31/02                   200           204
      6.250%, 06/30/02                   100           101
      7.500%, 02/15/05                   600           641
      7.000%, 07/15/06                   200           210
      6.500%, 10/15/06                   775           792
      6.250%, 02/15/07                   725           731
      6.125%, 08/15/07                   250           250
      5.625%, 05/15/08                 1,800         1,747
                                                   -------
Total U.S. Treasury Obligations
   (Cost $20,279)                                   20,176
                                                   -------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


Bond Index Fund -- Continued
--------------------------------------------------------------
                                       Face          Market
                                   Amount (000)    Value (000)
--------------------------------------------------------------
U.S. Agency Mortgage-Backed Obligations -- 32.7%
   FHLMC
      5.500%, 02/01/14                $  192       $   181
      6.000%, 06/01/11-04/01/29        1,452         1,367
      6.300%, 06/01/04                   300           295
      6.500%, 07/01/08-05/01/29        2,512         2,420
      7.000%, 09/01/03-07/01/29        1,696         1,672
      7.500%, 05/01/27-05/01/07          731           736
      8.000%, 01/01/11-09/01/27          228           239
      8.500%, 10/01/01-01/01/23           76            79
      9.000%, 11/01/04-07/01/29           26            28
      9.500%, 08/01/17-02/01/21           61            65
     10.500%, 12/01/17-06/01/19           20            23
   FNMA
      5.500%, 12/01/13                   191           180
      6.000%, 05/01/04-12/01/28        2,128         2,013
      6.500%, 03/01/03-06/01/29        2,938         2,830
      7.000%, 02/01/08-09/01/28        1,952         1,922
      7.500%, 06/01/07-09/01/29          860           865
      8.000%, 08/01/07-12/01/24          363           370
      8.250%, 10/12/04                   500           500
      8.500%, 05/01/07-10/01/22           72            77
      9.000%, 10/01/06-11/01/26           59            62
      9.500%, 07/01/20-02/01/21           13            15
   FNMA TBA
      6.500%, 08/01/14                   300           294
   GNMA
      6.000%, 09/15/28                   346           321
      6.500%, 03/15/11-01/15/29        1,142         1,094
      7.000%, 06/15/14-09/15/28        1,385         1,365
      7.500%, 01/15/23-07/15/29          867           869
      8.000%, 10/15/07-09/15/23          574           586
      8.500%, 02/15/17-11/15/22          193           200
      9.000%, 11/15/19-09/15/25          296           311
      9.500%, 09/15/09-07/15/17           27            30
      9.750%, 10/15/17                    22            25
     10.000%, 09/15/18-02/20/21           21            24
     11.500%, 04/15/15                    22            25
                                                   -------
Total U.S. Agency Mortgage-Backed Obligations
   (Cost $21,508)                                   21,083
                                                   -------

U.S. Government Agency Obligations -- 7.1%
   FHLB
      5.440%, 10/15/03                   150           145
   FHLB Discount Note
      5.580%, 08/17/01                   300           301
   FHLMC
      6.450%, 04/29/09                   400           382
      7.900%, 09/19/01                   250           258
      5.750%, 07/15/03                   800           786
      5.750%, 04/15/08                   250           235
      5.750%, 06/15/01                   200           199


--------------------------------------------------------------
                                       Face          Market
                                   Amount (000)    Value (000)
--------------------------------------------------------------
   FNMA
      6.160%, 08/07/28                 $  40       $    36
      6.250%, 05/15/29                   100            92
      9.050%, 04/10/00                   200           203
      8.250%, 12/18/00                    50            51
      7.500%, 02/11/02                   100           103
      6.240%, 01/14/08                   150           143
      6.000%, 05/15/08                   650           623
      6.500%, 07/05/14                   415           154
      5.625%, 03/15/01                   400           398
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           293
   Tennessee Valley Authority
      6.375%, 06/15/05                   200           196
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $4,667)                                     4,598
                                                   -------

Corporate Bonds -- 22.1%
   Alltel
      6.800%, 05/01/29                   100            88
   American Airlines
      7.024%, 10/15/09                   125           127
   Aristar
      6.500%, 11/15/03                   250           247
   Associates of North America
      5.600%, 01/15/01                   300           297
   AT&T
      5.625%, 03/15/04                   250           239
   Auburn Hills Trust
     12.000%, 05/01/20                   100           146
   Bankamerica Capital II
      8.000%, 12/15/26                   125           121
   Bellsouth Telecommunications
      6.500%, 06/15/05                   100            98
   Bowater
      9.000%, 08/01/09                   150           164
   Cable & Wireless Communications
      6.750%, 03/06/08                   100           102
   Cabot
      8.340%, 08/05/22                   500           519
   Campbell Soup
      8.875%, 05/01/21                   300           355
   Canada Government
      5.250%, 11/05/08                   100            90
   Capital One Bank
      6.700%, 05/15/08                   100            93
   Carolina Power & Light
      7.500%, 03/01/23                    85            81
   Chase Manhattan
      8.625%, 05/01/02                   150           156
   Chrysler
      7.450%, 03/01/27                    40            40

-------------------------------------------------------------------------------



--------------------------------------------------------------
                                       Face          Market
                                   Amount (000)    Value (000)
--------------------------------------------------------------
   CIT Group Holdings
      5.875%, 10/15/08                $  200        $  180
   Citigroup
      8.625%, 02/01/07                   200           217
   CNA Financial
      6.600%, 12/15/08                   100            92
   Coastal
      9.625%, 05/15/12                   125           146
   Coca Cola Enterprises
      8.500%, 02/01/22                   100           108
   Commercial Credit
      6.500%, 08/01/04                   150           147
   ConAgra
      7.400%, 09/15/04                   260           263
   Conoco
      6.950%, 04/15/29                   100            93
   Countrywide Home Credit
      7.200%, 10/30/06                   100            99
   Daimler Chrysler
      6.900%, 09/01/04                   100           101
   Dayton Hudson
      6.400%, 02/15/03                   150           148
   Dell Computer
      7.100%, 04/15/28                   100            92
   Delphi Auto Systems
      6.500%, 05/01/09                   100            93
   EI du Pont de Nemours
      8.250%, 09/15/06                   100           107
   Enron
      6.750%, 09/01/04                   100            98
   EOP Operating
      6.800%, 01/15/09                   150           138
   Federated Department Stores
      8.125%, 10/15/02                   150           156
   Finova Capital
      6.250%, 08/15/00                   300           301
      7.250%, 07/12/06                   100            99
   First Union
      6.300%, 04/15/28                   300           278
   Fleet Financial
      6.375%, 05/15/08                   150           140
   Ford Motor Credit
      7.500%, 01/15/03                   125           127
      6.125%, 01/09/06                   400           383
   GE Global Insurance
      7.000%, 02/15/26                   100            93
   General Motors
      8.500%, 01/01/03                   150           157
   GNMA
      6.500%, 07/15/29                   698           668
   Goldman Sachs
      6.650%, 05/15/09                   100            95
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           103



--------------------------------------------------------------
                                       Face          Market
                                   Amount (000)    Value (000)
--------------------------------------------------------------
   Hilton Hotels
      7.375%, 06/01/02                 $  50        $   50
   Household Finance
      6.125%, 07/15/02                   100            98
   Hydro-Quebec
      9.500%, 11/15/30                    50            61
   Integra Financial
      8.500%, 05/15/02                   250           261
   JP Morgan
      5.750%, 10/15/08                   200           180
   Korea Development Bank
      7.375%, 09/17/04                   200           194
   Malaysia
      8.750%, 06/01/09                    50            50
   May Dept. Stores
      9.875%, 12/01/02                   100           109
   Merita Bank
      6.500%, 01/15/06                   200           190
   Morgan Stanley Group
      6.875%, 03/01/07                   200           196
   NationsBank
      7.625%, 04/15/05                   100           103
   New York Telephone
      8.625%, 11/15/10                   200           222
   Nordstrom
      5.625%, 01/15/09                   100            90
   Norfolk Southern
      7.700%, 05/15/17                   170           171
   Occidental Petroleum
      7.375%, 11/15/08                   200           197
   Oracle
      6.720%, 02/15/04                   100            99
   Pacific Gas & Electric
      6.750%, 10/01/23                   100            89
   Province of Ontario
      8.000%, 10/17/01                   250           258
   Public Service of Colorado
      7.125%, 06/01/06                   200           199
   RR Donnelley & Sons
      9.125%, 12/01/00                   239           247
   Raytheon
      7.200%, 08/15/27                   100            94
   Rockwell International
      6.750%, 09/15/02                   150           151
   Salamon Smith Barney
      7.375%, 05/15/07                   250           250
   Sanwa Bank
      8.350%, 07/15/09                   100           102
   Societe Generale
      7.400%, 06/01/06                   100            99
   Sony
      6.125%, 03/04/03                   250           246
   Sprint
      9.250%, 04/15/22                   150           176

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


Bond Index Fund -- Concluded
--------------------------------------------------------------
                                       Face          Market
                                   Amount (000)    Value (000)
--------------------------------------------------------------
   Sun Microsystems
      7.350%, 08/15/04                $  200       $   202
   TCI Communications
      8.750%, 08/01/15                   100           112
   Tenn Valley Authority
      6.000%, 03/15/13                   100            93
   Tenneco
     10.075%, 02/01/01                   250           262
   Texas Utilities
      6.750%, 03/01/03                   150           149
   Trans-Canada Pipelines
      8.625%, 05/15/12                   150           163
   Tyco International Group
      6.125%, 01/15/09                   100            92
   Viacom
      7.750%, 06/01/05                   550           558
   Virginia Electric & Power
      7.375%, 07/01/02                   150           153
   Wal-Mart Stores
      6.875%, 08/10/09                   100           100
   Walt Disney
      6.750%, 03/30/06                   100           100
   Wells Fargo
      8.375%, 05/15/02                   230           239
   Worldcom
      6.400%, 08/15/05                   150           146
                                                   -------
Total Corporate Bonds
   (Cost $14,498)                                   14,236
                                                   -------

Asset-Backed Obligations  -- 1.4%
   Discover Card Master Trust I,
     Ser 98-6, Cl A
      5.850%, 01/17/06                   400           390
   Peco Energy Transition
      6.130%, 03/01/09                   150           141
   Sears Credit Account Master Trust II,
     Ser 95-3, Cl A
      7.000%, 10/15/04                   416           420
                                                   -------
Total Asset-Backed Obligations
   (Cost $1,060)                                       951
                                                   -------

Yankee Bonds -- 2.3%
   International Bank
      8.250%, 09/01/16                   200           222
   Landeskredit Bank
      7.875%, 04/15/04                   250           262
   Quebec Province
      8.625%, 01/19/05                   500           538
   Republic of Ireland
      7.875%, 12/01/01                   200           206

--------------------------------------------------------------
                                       Face          Market
                                   Amount (000)    Value (000)
--------------------------------------------------------------
   Santander Financial
      7.750%, 05/15/05                $  150       $   151
   Sumitomo Bank
      8.500%, 06/15/09                   100           103
                                                   -------
Total Yankee Bonds
   (Cost $1,476)                                     1,482
                                                   -------

Repurchase Agreements -- 2.5%
   Lehman Brothers,
     5.000%, dated 09/30/99,
     matures 10/01/99,
     repurchase price $1,608,000,
     (collateralized by U.S. Treasury
     Note, par value $1,550,000, 7.250%,
     08/15/04, total market value:
     $1,645,000)                       1,607         1,607
                                                   -------
Total Repurchase Agreements
   (Cost $1,607)                                     1,607
                                                   -------
Total Investments -- 99.5%
   (Cost $65,095)                                   64,133
                                                   -------
Other Assets and Liabilities, Net -- 0.5%              289
                                                   -------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 6,318,367 outstanding shares
   of beneficial interest                           66,088
Undistributed net investment income                     (1)
Accumulated net realized loss on
   investments                                        (703)
Net unrealized depreciation on investments            (962)
                                                   -------
Total Net Assets -- 100.0%                         $64,422
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.20
                                                    ======

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
Ser -- Series
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Index Funds -- For the Six Month Period Ended September 30, 1999 (Unaudited)

                                                                                        --------           -------
                                                                                         S&P 500            Bond
                                                                                          Index             Index
                                                                                          Fund              Fund
                                                                                        --------           -------
Investment Income:
   Dividends                                                                            $ 16,579           $    --
   Interest Income                                                                         1,110             1,905
                                                                                        --------           -------
   Total Investment income                                                                17,689             1,905
                                                                                        --------           -------
Expenses:
   Management Fees                                                                         2,711               106
   Waiver of Management Fees                                                                (248)              (26)
   Investment Advisory Fees                                                                  370                21
   Waiver of Investment Advisory Fees                                                       (108)               --
   Custodian Fees                                                                             98                 2
   Transfer Agent Fees                                                                        41                 3
   Professional Fees                                                                          37                 7
   Registration Fees                                                                         120                 3
   Trustee Fees                                                                               10                --
   Pricing                                                                                     8                --
   Insurance Expense                                                                          15                --
   12B-1 Fees                                                                                557                --
   Licensing Fee                                                                              24                --
   Withholding Tax Expense                                                                    88                --
   Other Expenses                                                                              1                --
                                                                                        --------           -------
   Total Expenses                                                                          3,724               116
                                                                                        --------           -------
Net Investment Income                                                                     13,965             1,789
                                                                                        --------           -------
Net Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain (Loss) from Investments                                               5,836              (232)
   Net Change in Unrealized Depreciation on Investments                                  (19,418)           (1,816)
   Net Realized and Unrealized Loss on Investments                                       (13,434)           (2,048)
                                                                                        --------           -------
Net Increase (Decrease) in net assets from operations                                   $    383           $  (259)
                                                                                        ========           =======
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

SEI Index Funds -- For the Six Month Period Ended September 30, 1999 (Unaudited) and for the Years Ended March 31, 1999


                                                             ----------------------------      ----------------------------
                                                                     S&P 500 Index                     Bond Index
                                                                         Fund                             Fund
                                                             ----------------------------      ----------------------------
                                                                4/1/99-         4/1/98-          4/1/99-          4/1/98-
                                                                9/30/99         3/31/99          9/30/99          3/31/99
                                                             -----------      -----------      -----------      -----------
Operations:
   Net Investment Income (Loss)                              $    13,965      $    22,687      $     1,789      $     2,830
   Net Realized gain (Loss) from Securities Sold                   5,836           45,489             (232)             181
   Net Change in Unrealized Depreciation of
     Investments                                                 (19,418)         260,224           (1,816)            (250)
                                                             -----------      -----------      -----------      -----------
   Net Increase (Decrease) in Net Assets from Operations             383          328,400             (259)           2,761
                                                             -----------      -----------      -----------      -----------
Distributions to Shareholders:
   Net Investment Income:
     Class A                                                      (9,345)         (22,176)          (1,790)          (2,830)
     Class E                                                      (3,515)             --                --               --
   Net Realized Gains:                                                            (17,545)                               --
     Class A                                                         --            (22,176)             --           (2,830)
     Class E                                                         --                                 --
                                                             -----------      -----------      -----------      -----------
     Total Distributions                                         (12,712)         (39,721)          (1,790)          (2,830)
                                                             -----------      -----------      -----------      -----------
Capital Share Transactions:
Class A:
   Shares Issued                                                 286,187          344,080           19,778           28,081
   Reinvestment of Cash Distributions                              5,799           10,245              362              722
   Shares Redeemed                                              (156,417)        (199,284)         (10,650)         (15,035)
   Increase (Decrease) in Net Assets Derived from
     Class A Transactions                                        135,569          155,041            9,490           13,768
                                                             -----------      -----------      -----------      -----------
Class E:
   Shares Issued                                                 166,097          439,964              --               --
   Reinvestment  of Cash Distributions                             3,364           17,726              --               --
   Shares Redeemed                                              (121,356)        (298,234)             --               --
                                                             -----------      -----------      -----------      -----------
   Increase (Decrease) in Net Assets Derived from
     Class E Transactions                                         48,105           98,434              --               --
                                                             -----------      -----------      -----------      -----------
   Increase (Decrease) in Net Assets Derived from
     Class Share Transactions                                    183,674          253,475            9,490           13,768
                                                             -----------      -----------      -----------      -----------
   Net increase (Decrease) in Net Assets                         171,197          542,154            7,441           13,699
                                                             -----------      -----------      -----------      -----------
Net Assets:
   Beginning of Period                                         2,294,155        1,752,001           56,981           43,282
                                                             -----------      -----------      -----------      -----------
   End of Period                                             $ 2,465,352      $ 2,294,155      $    64,422      $    56,981
                                                             ===========      ===========      ===========      ===========
Shares issued and redeemed:
Class A:
   Shares Issued                                                   6,905            9,422           49,658            2,626
   Shares Issued in Lieu of Cash Distributions                       138              291              858               68
   Shares Redeemed                                                (3,755)          (5,571)         (24,235)          (1,411)
                                                             -----------      -----------      -----------      -----------
     Total Class A transactions                                    3,288            4,142           26,281            1,283
                                                             -----------      -----------      -----------      -----------
Class E:
   Shares Issued                                                   3,985           12,076              --               --
   Shares Issued in Lieu of Cash Distributions                        80              502              --               --
   Shares Redeemed                                                (2,918)          (8,321)             --               --
                                                             -----------      -----------      -----------      -----------
     Total Class E Transactions                                    1,147            2,520              --               --
                                                             ===========      ===========      ===========      ===========



Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Index Funds -- For the Period Ended September 30, 1999 (Unaudited) and for the Years Ended March 31,


For a Share Outstanding Throughout each Period






        Net Asset              Net Realized and   Dividends   Distributions                                    Ratio of
          Value,      Net         Unrealized       from Net       from       Net Asset           Net Assets    Expenses
        Beginning  Investment  Gains or (Losses)  Investment     Capital    Value, End  Total      End of     to Average
        of Period   Income      on Securities       Income        Gains     of Period   Return  Period (000)  Net Assets
       -----------------------------------------------------------------------------------------------------------------

------------------
S&P 500 Index Fund
------------------
  Class A+
  1999*   $40.13     $0.21         $(0.13)         $(0.20)       $  --        $40.01     0.13%   $  731,582      0.40%
  1999     34.71      0.40           5.76           (0.40)        (0.34)       40.13    18.05%      687,706      0.40%
  1998     24.06      0.41          10.86           (0.41)        (0.21)       34.71    47.43%      451,077      0.40%
  1997     20.87      0.48           3.47           (0.43)        (0.33)       24.06    19.22%      108,770      0.40%
  1996(1)  20.82        --           0.05              --            --        20.87     0.24%*       3,007      0.46%
  Class E++
  1999*   $40.23     $0.24         $(0.13)         $(0.23)       $   --       $40.11     0.28%   $1,733,770      0.25%
  1999     34.77      0.57           5.68           (0.45)        (0.34)       40.23    18.29%    1,606,449      0.25%
  1998     24.10      0.45          10.88           (0.45)        (0.21)       34.77    47.62%    1,300,924      0.25%
  1997     20.88      0.46           3.54           (0.45)        (0.33)       24.10    19.46%      835,889      0.25%
  1996     16.40      0.44           4.72           (0.37)        (0.31)       20.88    31.88%      630,566      0.25%
  1995     15.07      0.42           1.79           (0.42)        (0.46)       16.40    15.26%      458,012      0.25%


------------------
Bond Index Fund
------------------
  1999*   $10.55     $0.30         $(0.35)         $(0.30)       $   --       $10.20    (0.42)%  $   64,422      0.38%
  1999     10.52      0.62           0.03           (0.62)           --        10.55     6.25%       56,981      0.38%
  1998     10.01      0.64           0.51           (0.64)           --        10.52    11.81%       43,282      0.38%
  1997     10.26      0.64          (0.21)          (0.68)           --        10.01     4.36%       35,691      0.38%
  1996(2)   9.90      0.64           0.36           (0.64)           --        10.26    10.31%       51,185      0.38%
  1995     10.09      0.63          (0.20)          (0.62)           --         9.90     4.54%       45,643      0.38%





                                      Ratio of
                        Ratio      Net Investment
        Ratio of Net  of Expenses      Income
         Investment   to Average     to Average
           Income     Net Assets     Net Assets    Portfolio
         to Average   (Excluding     (Excluding     Turnover
         Net Assets     Waivers)       Waivers)       Rate
      ------------------------------------------------------

------------------
S&P 500 Index Fund
------------------
  Class A+
  1999*    1.04%         0.43%          1.01%         9%
  1999     1.11%         0.44%          1.07%         7%
  1998     1.37%         0.44%          1.33%         4%
  1997     1.84%         0.46%          1.78%         2%
  1996(1)  0.97%         0.58%          0.85%         3%
  Class E++
  1999*    1.19%         0.28%          1.16%         9%
  1999     1.26%         0.54%          0.97%         7%
  1998     1.55%         0.54%          1.26%         4%
  1997     2.03%         0.54%          1.74%         2%
  1996     2.31%         0.35%          2.21%         3%
  1995     2.69%         0.35%          2.59%         4%


------------------
Bond Index Fund
------------------

  1999*    5.92%         0.71%          5.59%        41%
  1999     5.79%         0.72%          5.45%        40%
  1998     6.22%         0.78%          5.82%        44%
  1997     6.26%         0.71%          5.93%        46%
  1996(2)  6.20%         0.48%          6.10%        59%
  1995     6.33%         0.48%          6.23%        21%


*    For the period ended 9/30/99. The total return has not been annualized.
+ On July 31, 1997 the Board of Trustees approved the renaming of the Class E shares to Class A shares.
++ On July 31, 1997 the Board of Trustees approved the renaming of the Class A shares to Class E shares.
(1) S&P 500 Index Class A shares, formerly the Class E shares, were offered beginning February 28, 1996. All ratios for that period have been annualized.
(2) The investment adviser was changed from World Asset Management to Mellon Bond Associates effective October 2, 1996.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


1.  Organization
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.
     Security Valuation -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.
     Repurchase Agreements -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Investments Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     Futures Contracts -- The S&P 500 Index Fund invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Fund pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Fund. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is designed to assist the Fund in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possibility that there

--------------------------------------------------------------------------------

may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Fund may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     Classes -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     Reclassification of Components of Net Assets -- In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies", the S&P 500 Index Fund reclassified $4,179,308 from accumulated net realized gains on investments to paid in capital. This reclassification had no effect on net asset value.
     Other -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset values per share.

3.   Transactions with Affiliates
The Trust and the Manager are parties to management agreements for the S&P 500 Index Fund and bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Funds for an annual fee equal to
 .22% of the average daily net assets of the S&P 500 Index Fund and .35% of average daily net assets of the Bond Index Fund. The Manager has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     SEI Investments Distribution Company ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .15% or
 .25%, respectively, with the exception of the Bond Index Fund which will pay up to .25%, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Index Funds -- September 30, 1999 (Unaudited)


Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   Investment Advisory and Custodian Agreement
Under an investment advisory agreement dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Fund. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Fund.
     Comercia Bank (formerly known as Manufacturers Bank of Detroit), an affiliate of World Asset Management, serves as custodian of the Funds under an agreement dated July 10, 1985. This agreement was amended on January 3, 1986.

5.   Investment Transactions
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended September 30, 1999, were as follows:

                              U.S.
                           Government
                           Securities  All Other     Total
                              (000)      (000)       (000)
                           ----------  ---------    ------
                 S&P 500 Index Fund
Purchases                   $   --     $213,571    $213,571
Sales                           --       41,882      41,882
                 Bond Index Fund
Purchases                   $19,108    $  4,451    $ 23,559
Sales                        12,999         932      13,931

     The aggregate gross unrealized appreciation and depreciation on securities at September 30, 1999, for each Fund is as follows:

                                                           Net
                                                       Unrealized
                         Appreciated    Depreciated   Appreciation/
                         Securities     Securities    Depreciation
                            (000)         (000)           (000)
                         -----------    -----------   -------------
S&P 500 Index Fund       $1,041,826     $(49,697)      $992,129
Bond Index Fund                 426       (1,388)          (962)

     The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Fund at September 30, 1999.
                                                   % of
                                                   Fund
                Moody's                            Value
                -------                           -------
U.S. Government Securities ..............         71.19%
Repurchase Agreements ...................          2.51%
Other Bonds
     Aaa ................................          3.92%
     Aa .................................          4.44%
     A ..................................         10.94%
     Baa ................................          7.00%
                                                 ------
                                                 100.00%
                                                 ======

--------------------------------------------------------------------------------


6. Futures Contracts

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at September 30, 1999 is as follows:

                                                Unrealized
  Number of      Trade          Settlement      Gain (Loss)
  Contracts      Price             Month           (000)
  ---------    --------        -------------    -----------
     10        1,283.00        December 1999          38
     15        1,284.00        December 1999          53
     23        1,289.00        December 1999          53
     15        1,277.00        December 1999          76
      3        1,279.50        December 1999          14
                                                    ----
                                                    $234
                                                    ====

                                      NOTES

                                      NOTES

                                      NOTES

---------------------
SEI INDEX FUNDS
---------------------
SEMI-ANNUAL REPORT
---------------------
September 30, 1999

Robert A. Nesher
Chairman

Trustees
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

Officers
Edward D. Loughlin
President and Chief Executive Officer
Mark Nagle
Controller and Chief Financial Officer
Todd Cipperman
Vice President, Assistant Secretary
Linda Striegel
Vice President, Assistant Secretary
James Foggo
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Cynthia M. Parrish
Vice President, Assistant Secretary
Lydia Gavalis
Vice President, Assistant Secretary
Richard W. Grant
Secretary

Investment Advisers
SEI Investments Management Corporation
Mellon Bond Associates

Sub-Advisor
World Asset Management

Manager and Shareholder Servicing Agent
SEI Investments Fund Management

Distributor
SEI Investments Distribution Co.

Legal Counsel
Morgan, Lewis & Bockius LLP

Independent Public Accountants
Arthur Andersen LLP









This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Investments Distribution Co., the Distributor of the SEI Funds, is not affiliated with any bank.

For more information call 1-800-DIAL-SEI/1-800-342-5734

SEI Investments
    Distribution
    Co.


Oaks, PA 19456
800-DIAL-SEI/800-342-5734


SEI-F-040-09